SCHEDULE OF FUTURE MINIMUM PAYMENTS OF OPERATING LEASE LIABILITIES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
2024	$ 1,514	¥ 11,042	$ 1,539	¥ 10,925
2025	959	6,998	1,470	10,434
2026	814	5,944	914	6,492
2027	724	5,284	753	5,348
2028 and after	1,884	13,755	2,682	19,039
Total undiscounted cashflows	5,895	43,023	7,358	52,238
Less: imputed interest	(784)	(5,720)	(808)	(5,733)
Present value of lease liabilities	$ 5,111	¥ 37,303	$ 6,550	¥ 46,505	¥ 50,114